Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 - Reconciliation of Net Income (Details) - EBP 039 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits prior to transfers per the financial statements	$ 14,471,389	$ (4,861,017)
Change in deemed distributed loans	266,554	$ 219,086
Employer receivables	(271,116)
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Deemed Distribution	(47,468)
EBP, Form 5500 Caption, Net Income (Loss)	$ 15,714,369